Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Summary of Share Capital and Share Premium
Share capital and share premium of the Group’s Ordinary Shares issued as of 31 December 2022 and 2021 is as follows (in thousands, except for share amounts):

	2022		2021
	Shares	Share capital and share premium	Shares	Share capital and share premium
Class A ordinary shares	—	—	13,386,098	997,824
Class B ordinary shares	—	—	95,701	2,429
Ordinary Shares	252,160,087	1,060,558	—	—

Total share capital and share premium	252,160,087	1,060,558	13,481,799	1,000,253

Summary of Movements in Ordinary Shares, Share Capital and Share Premium
Movements in the Group’s Class A and Class B ordinary shares, share capital and share premium during the years ended 31 December 2022, 2021 and 2020 are as follows (in thousands, except for share amounts):

	Ordinary Shares	Predecessor Ordinary Shares	Share capital	Share premium	Total
Balance at 1 January 2020	—	6,937,062	69	102,359	102,428
Share issue	—	322,077	4	64,997	65,001
Transaction costs arising on share issue	—	—	—	(616)	(616)

Balance at 31 December 2020	—	7,259,139	73	166,740	166,813

Share issue	—	6,222,660	62	833,378	833,440

Balance at 31 December 2021.	—	13,481,799	135	1,000,118	1,000,253

Elimination of Predecessor Ordinary Shares (Note 1.1)	—	(13,481,799)	(135)	135	—
Issuance of Ordinary Shares (Note 1.1)	186,576,505	—	1,866	63,169	65,035
PIPE Financing (Note 1.1)	17,493,000	—	175	174,755	174,930
Transaction costs arising on share issue	—	—	—	(5,562)	(5,562)
Predecessor Earn Out Shares (Note 22)	38,330,000	—	—	(227,500)	(227,500)
OACB Earn Out Shares (Note 22)	1,250,000	—	—	(9,100)	(9,100)
SARs Settlement (Note 21)	3,510,582	—	35	30,267	30,302
Settlement of related party loans with Ordinary Shares	5,000,000	—	50	32,150	32,200

Balance at 31 December 2022.	252,160,087	—	2,126	1,058,432	1,060,558